Other Payables and Accrued Liabilities	3 Months Ended	6 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Other Liabilities Disclosure [Abstract]
Other Payables and Accrued Liabilities

11. OTHER PAYABLES AND ACCRUED LIABILITIES

	As of March 31, 2020	As of December 31, 2019
Accrued professional fees	$68,474	$58,594
Others	28,985	18,652
Total payables and accrued liabilities	$97,459	$77,246

10. OTHER PAYABLES AND ACCRUED LIABILITIES

	As of December 31, 2019	As of June 30, 2019	As of December 31, 2018
			(Unaudited)
Accrued professional fees	$58,594	$20,000	$7,884
Others	18,652	12,319	-
Total payables and accrued liabilities	$77,246	$32,319	$7,884